Loss Per Share - Narrative (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price (in dollars per share) | $ / shares	$ 63.5892
Share-based payment arrangement, option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	5,532,480
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	5,504,080